COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 6,356	$ 19,068	$ 25,424
Total			$ 25,424